April 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

As sub-administrator on behalf of the Trust, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the Trust, Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding a new class, namely Class R6 shares for the Munder Veracity Small-Cap Value Fund, Munder International Small-Cap Fund and Munder Mid-Cap Core Growth Fund, each a series of the Trust.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

Enclosures

cc: A. Eisenbeis